Mineral Rights and Properties, Net - Summary of Mineral Interests and Properties (Detail) - USD ($) $ in Thousands		Jun. 30, 2022	Jun. 30, 2021
Mineral Properties Net [Line Items]
Asset retirement cost, net of accumulated amortization of $3,887 and zero at March 31, 2022 and June 30, 2021, respectively	[1]	$ 176	$ 79
Mineral Properties		8,364	8,081
Fort Cady [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		6,733	6,733
Hydrology Wells [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		547	547
Elementis Lease [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		$ 908	$ 722

[1]	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.